VANGUARD
LIFESTRATEGY
PORTFOLIOS

Semiannual Report - June 30, 1998

[PHOTO]

[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

        We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

        But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

        They, along with the rest of our valiant crew, look forward to serving you in the years ahead.


[PHOTO]                                              [PHOTO]
John C.  Bogle                                       John J. Brennan
Senior Chairman                                      Chairman & CEO


CONTENTS
A MESSAGE TO OUR SHAREHOLDERS.........................       1

THE MARKETS IN PERSPECTIVE ...........................       6

PERFORMANCE SUMMARIES ................................       8

PORTFOLIO PROFILES ...................................      10

FINANCIAL STATEMENTS .................................      15

All comparative mutal fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,


        Financial markets were generally favorable during the first half of 1998, a fact reflected in the solid returns for the Vanguard LifeStrategy Portfolios. The half-year returns ranged from +7.0% for the Income Portfolio (about 80% invested in bonds and cash reserves) to +13.5% for the Growth Portfolio (about 80% invested in stocks).

        The adjacent table presents each portfolio's total return (capital change plus reinvested dividends) for the six months ended June 30. Also represented are the composite benchmarks against which we measure those returns. These composites are constructed from unmanaged indexes in proportions that match the target asset-class weightings of the respective portfolios. You will note that each of our portfolios outpaced its benchmark.

---------------------------------------------------------------------
                                                       TOTAL RETURNS
                                                     SIX MONTHS ENDED
                                                       JUNE 30, 1998
---------------------------------------------------------------------
LIFESTRATEGY INCOME                                        + 7.0%
Income Composite Index*                                    + 5.9
---------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH                           + 9.1%
Conservative Growth Composite Index*                       + 8.2
---------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH                               +11.4%
Moderate Growth Composite Index*                           +10.9
---------------------------------------------------------------------
LIFESTRATEGY GROWTH                                        +13.5%
Growth Composite Index*                                    +13.2
---------------------------------------------------------------------

*Total returns for the composite indexes are derived by applying the portfolio's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Equity Index; for international stocks, the Total International Composite Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for cash reserves, the Salomon Brothers Three-Month U.S. Treasury Bill Index.

        The portfolios' net asset values at the beginning and end of the period, along with their income dividends during the half-year and yields as of June 30, are presented in the table at the end of this letter.

THE PERIOD IN REVIEW

The U.S. economy grew vigorously, inflation was subdued, and interest rates declined during the first half of 1998. Strong consumer spending, triggered by high employment and rising wages, was the economy's propellant and was more than enough to offset the negative effects of Asia's severe economic slump.

        Asia's troubles were partly responsible for the benign behavior of inflation--consumer prices rose only 1.1% for the six months and 1.7% for the twelve months ended June 30. And low inflation soothed the bond market, where bond prices rose and interest rates declined: The yield on the 30-year U.S. Treasury bond was 5.63% on June 30, down 29 basis points (0.29 percentage point) from its yield at the start of the year.

        Stock prices rose in five of the period's six months, with the market rebounding strongly in June from a modest setback in May. The stock market's advance was--once again--led by a relatively narrow segment of blue-chip growth companies. More than half of the S&P 500 Index's remarkable +17.7% return during the period was accounted for by fewer than 20 very large-capitalization stocks. The growth component of the S&P 500 Index returned +23.1%, nearly double the +12.1% earned by the value stocks within the Index. The Wilshire 5000 Index, comprising essentially all the stocks traded in the United States, earned +15.4%.

THE LIFESTRATEGY PORTFOLIOS

As "funds of funds," the LifeStrategy Portfolios consist of shares in other Vanguard mutual funds that are chosen to represent targeted mixes of stocks, bonds, and cash reserves. The table on page 2 shows each portfolio's asset allocation as of June 30.

        The "reserves" allocation shown in the table reflects the cash investments held by Vanguard Asset Allocation Fund, in which all of our portfolios invest 25% of their assets. As of June 30, Asset Allocation Fund held 20% of its assets in cash equivalents. Please note that the "bond" allocation for our LifeStrategy Income and Conservative Growth Portfolios now includes their holdings, equal to 20% of assets, in the Short-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund. In past reports, we included this allocation in the reserves category, a classification that some investors found confusing. This change is only in our nomenclature, not in the way your portfolios are invested.

------------------------------------------------------------------------
                                  CONSERVATIVE     MODERATE
                       INCOME        GROWTH         GROWTH      GROWTH
ASSET CLASS           PORTFOLIO     PORTFOLIO      PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------
U.S. stocks               20%           35%            50%         65%
International stocks      --             5             10          15
Bonds                     75            55             35          15
Reserves                   5             5              5           5
------------------------------------------------------------------------
TOTAL                    100%          100%           100%        100%
------------------------------------------------------------------------

        Asset Allocation Fund adjusted its asset mix 11 times during the half-year. Its allocation to stocks ranged from a high of 70% to a low of 50%, its bond allocation ranged from 40% to 20%, and its allocation to cash ranged from 20% to zero. These shifts proved on balance to be helpful, and the fund's 14.7% return during the half-year was 1 percentage point higher than the 13.7% return that would have been earned by a static allocation of 65% to stocks and 35% to long-term U.S. Treasury bonds. The LifeStrategy Portfolios also benefited from the fact that the stock portion of Asset Allocation Fund is invested in the S&P 500 Index, whose performance benefited so strongly from the market's bias toward large-cap stocks.

        With their heavier weighting in bonds and lighter allocation to stocks, the Income Portfolio and the Conservative Growth Portfolio were not able to generate double-digit returns for the half-year. Nevertheless, both joined the Moderate Growth Portfolio in outperforming their respective benchmark indexes by a fair margin. The Growth Portfolio's +13.5% return was also enough to narrowly defeat the Growth Composite Index.

IN SUMMARY

We confess to having been surprised--though quite gratified--by the strength of the stock market's continuing advance during the first half of 1998.

        Though we claim no predictive powers, we feel safe in saying that such outsized returns can't continue indefinitely. And we reiterate our long-standing recommendation that investors hold balanced portfolios--consisting of bond and money market funds in addition to stock funds--appropriate to their unique financial situations, goals, and temperaments. Such diversification is, of course, the very idea of LifeStrategy Portfolios, which, as their names imply, we believe to be suitable vehicles for helping you steer a steady course toward your long-term investment goals.


/s/ JOHN C. BOGLE                                  /s/ JOHN J. BRENNAN

John C. Bogle                                      John J. Brennan
Senior Chairman                                    Chairman and
                                                   Chief Executive Officer
July 16, 1998

PORTFOLIO STATISTICS
---------------------------------------------------------------------------------------------------------------
                             NET ASSET VALUE PER SHARE                    SIX MONTHS ENDED JUNE 30, 1998
                          -------------------------------         ---------------------------------------------
                           DECEMBER 31,         JUNE 30,            INCOME         CAPITAL GAINS          SEC
LIFESTRATEGY PORTFOLIO        1997                1998             DIVIDENDS       DISTRIBUTIONS         YIELD*
---------------------------------------------------------------------------------------------------------------
Income                       $12.43             $13.00              $0.30               --               5.17%
Conservative Growth           13.40              14.37               0.25               --               4.17
Moderate Growth               14.81              16.31               0.19               --               3.23
Growth                        16.04              18.09               0.12               --               2.25
---------------------------------------------------------------------------------------------------------------

*30-day advertised yield net of expenses at month-end.

Notice to Shareholders

At a special meeting on June 30, 1998, shareholders of Vanguard LifeStrategy Portfolios overwhelmingly approved five proposals. The proposals and voting results were:

1. REORGANIZATION INTO A DELAWARE BUSINESS TRUST. Vanguard LifeStrategy Portfolios will not realize a tax savings as a result of the change, but the fund will benefit from the efficiency of being organized the same way as all other Vanguard funds. Approved by 96.35%* of the shares voted, as follows:

-----------------------------------------------------------------------------
             FOR                     AGAINST                  ABSTAIN
-----------------------------------------------------------------------------
          555,282,847               11,339,142                9,715,775
-----------------------------------------------------------------------------

2a. INVESTMENT LIMITATION CHANGES--INTERFUND LENDING PROGRAM. Permits LifeStrategy Portfolios to participate in Vanguard's interfund lending program, which allows funds to loan money to each other if--and only if--it makes good financial sense to do so on both sides of the transaction. The interfund lending program won't be an integral part of your portfolios' investment program; it is a contingency arrangement for managing unusual cash flows. Approved as follows:

---------------------------------------------------------------------------------------
                                  FOR           AGAINST        ABSTAIN      APPROVED BY
---------------------------------------------------------------------------------------
Income                        12,404,868        310,921         475,920       94.04%
---------------------------------------------------------------------------------------
Conservative Growth           47,962,743        959,270         780,172       96.50%
---------------------------------------------------------------------------------------
Moderate Growth               61,883,222        854,567         902,222       97.24%
---------------------------------------------------------------------------------------
Growth                        48,073,060        841,286       1,388,927       95.57%
---------------------------------------------------------------------------------------

2b. INVESTMENT LIMITATION CHANGES--BORROWING MONEY AND PLEDGING ASSETS. This change sets standard limits of 15% of net assets on the amount of money Vanguard funds can borrow from all sources and on the amount of assets that can be pledged to secure any loans. Approved as follows:

---------------------------------------------------------------------------------------
                                  FOR           AGAINST        ABSTAIN      APPROVED BY
---------------------------------------------------------------------------------------
Income                        12,232,897        393,000         565,813       92.73%
---------------------------------------------------------------------------------------
Conservative Growth           46,687,932      2,045,348         968,905       93.94%
---------------------------------------------------------------------------------------
Moderate Growth               58,559,419      4,036,848       1,043,744       92.02%
---------------------------------------------------------------------------------------
Growth                        46,197,218      2,571,197       1,534,858       91.84%
---------------------------------------------------------------------------------------

*The results shown for this proposal represent votes cast on behalf of all of the portfolios of Vanguard STAR Fund: Vanguard STAR Portfolio, Vanguard LifeStrategy Portfolios, and Vanguard Total International Portfolio.

2c. INVESTMENT LIMITATION CHANGES--INVESTMENTS IN SECURITIES OWNED BY AFFILIATES. This change eliminates the portfolios' policy of avoiding investments in securities that are owned in certain amounts by Trustees, officers, and key advisory personnel. This policy was well intentioned but wrongly focused and unnecessary in light of the portfolios' Code of Ethics and other regulatory protections against conflicts of interest on the part of portfolio management. Approved as follows:

--------------------------------------------------------------------------------------
                                 FOR           AGAINST        ABSTAIN      APPROVED BY
--------------------------------------------------------------------------------------
Income                       12,239,371        403,898         548,441        92.78%
--------------------------------------------------------------------------------------
Conservative Growth          47,069,468      1,654,032         978,686        94.70%
--------------------------------------------------------------------------------------
Moderate Growth              61,016,258      1,444,853       1,178,900        95.88%
--------------------------------------------------------------------------------------
Growth                       47,257,398      1,432,464       1,613,411        93.95%
--------------------------------------------------------------------------------------

2d. INVESTMENT LIMITATION CHANGES--INVESTMENTS IN UNSEASONED COMPANIES. This change eliminates the portfolios' policy of not investing more than 5% of net assets in securities issued by companies that have fewer than three years of operating history, taking into account any predecessors. Approved as follows:

--------------------------------------------------------------------------------------
                                 FOR           AGAINST        ABSTAIN      APPROVED BY
--------------------------------------------------------------------------------------
Income                       12,080,862        546,605         564,241       91.58%
--------------------------------------------------------------------------------------
Conservative Growth          45,896,409      2,368,884       1,436,892       92.34%
--------------------------------------------------------------------------------------
Moderate Growth              59,682,481      2,292,871       1,664,659       93.78%
--------------------------------------------------------------------------------------
Growth                       46,340,857      2,281,950       1,680,466       92.12%
--------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998


           Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

           After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

           The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

--------------------------------------------------------------------------------
                                                     TOTAL RETURNS
                                              PERIODS ENDED JUNE 30, 1998
                                         ------------------------------------
                                          6 MONTHS      1 YEAR       5 YEARS*
--------------------------------------------------------------------------------
EQUITY
   S&P 500 Index                             17.7%        30.2%        23.1%
   Russell 2000 Index                         4.9         16.5         16.0
   MSCI EAFE Index                           16.1          6.4         10.3
--------------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index                3.9%        10.5%         6.9%
   Lehman 10-Year Municipal Bond Index        2.6          8.5          6.6
   Salomon Brothers Three-Month
      U.S. Treasury Bill Index                2.6          5.3          4.9
--------------------------------------------------------------------------------
OTHER
   Consumer Price Index                       1.1%         1.7%         2.5%
--------------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

        A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

        Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

        Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

        Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

        Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

        Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

        In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

        Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolios could lose money.

INCOME PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1998
------------------------------------------------------------
                    INCOME PORTFOLIO             MUTUAL FUND
                                                 BENCHMARK*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
------------------------------------------------------------
1994          -1.2%       1.4%         0.2%        -0.2%
1995          17.7        5.3         23.0         16.0
1996           1.9        5.7          7.6          7.5
1997           8.5        5.7         14.2         11.0
1998**         4.6        2.4          7.0          4.9
------------------------------------------------------------

* A composite fund average weighted 60% average fixed-income fund, 20% average general equity fund, and 20% average money market fund.

**Six months ended June 30, 1998.

See Financial Highlights table on page 23 for dividend and capital gains information since the portfolio's inception.

CONSERVATIVE GROWTH PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1998
------------------------------------------------------------
              CONSERVATIVE GROWTH PORTFOLIO      MUTUAL FUND
                                                 BENCHMARK*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
------------------------------------------------------------
1994          -1.3%       1.4%         0.1%        -0.5%
1995          19.3        5.0         24.3         18.0
1996           5.6        4.8         10.4         10.0
1997          12.0        4.8         16.8         13.1
1998**         7.2        1.9          9.1          6.7
------------------------------------------------------------

* A composite fund average weighted 40% average fixed-income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund.

**Six months ended June 30, 1998.

See Financial Highlights table on page 24 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
-------------------------------------------------------------------------------------------------
                                                                          SINCE INCEPTION
                                      INCEPTION                   -------------------------------
                                        DATE        1 YEAR        CAPITAL     INCOME        TOTAL
-------------------------------------------------------------------------------------------------
Income Portfolio                      9/30/1994     15.13%         8.22%       5.55%       13.77%
Conservative Growth Portfolio         9/30/1994     17.17         11.30        4.82        16.12
-------------------------------------------------------------------------------------------------

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolios could lose money.

MODERATE GROWTH PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1998
------------------------------------------------------------
                MODERATE GROWTH PORTFOLIO        MUTUAL FUND
                                                 BENCHMARK*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
------------------------------------------------------------
1994          -2.1%       1.4%        -0.7%        -1.1%
1995          24.1        3.8         27.9         22.1
1996           9.0        3.7         12.7         12.5
1997          15.9        3.9         19.8         16.0
1998**        10.1        1.3         11.4          8.8
------------------------------------------------------------

* A composite fund average weighted 50% average general equity fund, 40% average fixed-income fund, and 10% average international fund.

**Six months ended June 30, 1998.

See Financial Highlights table on page 24 for dividend and capital gains information since the portfolio's inception.

GROWTH PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1998
------------------------------------------------------------

                    GROWTH PORTFOLIO             MUTUAL FUND
                                                 BENCHMARK*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
------------------------------------------------------------
1994          -1.5%       1.4%        -0.1%        -1.5%
1995          26.0        3.2         29.2         24.1
1996          12.5        2.9         15.4         15.1
1997          19.4        2.9         22.3         18.1
1998**        12.8        0.7         13.5         10.6
------------------------------------------------------------

* A composite fund average weighted 65% average general equity fund, 20% average fixed-income fund, and 15% average international fund.

**Six months ended June 30, 1998.

See Financial Highlights table on page 25 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------
                                                                        SINCE INCEPTION
                                     INCEPTION                   -------------------------------
                                       DATE        1 YEAR        CAPITAL      INCOME       TOTAL
------------------------------------------------------------------------------------------------
Moderate Growth Portfolio            9/30/1994     19.86%        15.03%       3.83%       18.86%
Growth Portfolio                     9/30/1994     21.88         18.35        3.05        21.40
------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Income Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, including its allocations to various asset classes and to underlying Vanguard portfolios. Key elements of this Profile are defined on page 11.

FINANCIAL ATTRIBUTES
----------------------------------------------------------
Yield                                                 5.2%
Expense Ratio                                           0%
Average Weighted Expense Ratio                      0.29%*

*For underlying portfolios; annualized.

PORTFOLIO ASSET ALLOCATION
----------------------------------------------------------
Bonds                                                  75%
Stocks                                                 20%
Cash Reserves                                           5%

VOLATILITY MEASURES
----------------------------------------------------------
                                    INCOME          LEHMAN
                                 PORTFOLIO          INDEX*
----------------------------------------------------------
R-Squared                             0.67            1.00
Beta                                  0.30            1.00
----------------------------------------------------------

*Lehman Aggregate Bond Index.

PORTFOLIO ALLOCATION TO FUNDS
----------------------------------------------------------
Vanguard Asset Allocation Fund                       25.1%
Vanguard Bond Index Fund-
  Total Bond Market Portfolio                        50.0
Vanguard Fixed Income Securities Fund-
  Short-Term Corporate Portfolio                     19.9
Vanguard Index Trust-Total Stock
  Market Portfolio                                    5.0
----------------------------------------------------------
Total                                               100.0%

EQUITY INVESTMENT FOCUS
----------------------------------
[GRAPH]

FIXED-INCOME INVESTMENT FOCUS
----------------------------------
[GRAPH]

AVERAGE WEIGHTED EXPENSE RATIO. Portfolios that invest in other Vanguard mutual funds incur no direct expenses, but do bear their share of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the portfolio represented by each underlying fund.

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing instruments.

EQUITY INVESTMENT FOCUS. This grid indicates the focus of a portfolio's equity holdings in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FIXED-INCOME INVESTMENT FOCUS. This grid indicates the focus of a portfolio's fixed-income holdings in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

PORTFOLIO ASSET ALLOCATION. This chart shows the proportions of a portfolio's holdings allocated to different types of assets.

PORTFOLIO ALLOCATION TO FUNDS. This table shows the distribution of a portfolio's investments in underlying Vanguard funds.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

PORTFOLIO PROFILE
Conservative Growth Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, including its allocations to various asset classes and to underlying Vanguard portfolios. Key elements of this Profile are defined on page 11.

FINANCIAL ATTRIBUTES
----------------------------------------------------------
Yield                                                 4.2%
Expense Ratio                                           0%
Average Weighted Expense Ratio                      0.28%*

*For underlying portfolios; annualized.

PORTFOLIO ASSET ALLOCATION
----------------------------------------------------------
Bonds                                                  55%
Stocks                                                 40%
Cash Reserves                                           5%

VOLATILITY MEASURES
--------------------------------------------------------
                         CONSERVATIVE
                     GROWTH PORTFOLIO            S&P 500
--------------------------------------------------------
R-Squared                        0.91               1.00
Beta                             0.45               1.00

PORTFOLIO ALLOCATION TO FUNDS
----------------------------------------------------------
Vanguard Asset Allocation Fund                      24.9%
Vanguard Bond Index Fund-
  Total Bond Market Portfolio                       30.1
Vanguard Fixed Income Securities Fund-
  Short-Term Corporate Portfolio                    20.1
Vanguard Index Trust-Total Stock
  Market Portfolio                                  19.9
Vanguard Total International Portfolio               5.0
----------------------------------------------------------
Total                                              100.0%

EQUITY INVESTMENT FOCUS
---------------------------------
[GRAPH]

FIXED-INCOME INVESTMENT FOCUS
---------------------------------
[GRAPH]

PORTFOLIO PROFILE
Moderate Growth Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, including its allocations to various asset classes and to underlying Vanguard portfolios. Key elements of this Profile are defined on page 11.

FINANCIAL ATTRIBUTES
----------------------------------------------------------
Yield                                                 3.2%
Expense Ratio                                           0%
Average Weighted Expense Ratio                      0.25%*

*For underlying portfolios; annualized.

PORTFOLIO ASSET ALLOCATION
----------------------------------------------------------
Stocks                                                 60%
Bonds                                                  35%
Cash Reserves                                           5%
----------------------------------------------------------

VOLATILITY MEASURES
----------------------------------------------------------
                                  MODERATE
                          GROWTH PORTFOLIO         S&P 500
----------------------------------------------------------
R-Squared                             0.96            1.00
Beta                                  0.62            1.00

PORTFOLIO ALLOCATION TO FUNDS
----------------------------------------------------------
Vanguard Asset Allocation Fund                       24.9%
Vanguard Bond Index Fund-
  Total Bond Market Portfolio                        30.1
Vanguard Index Trust-Total Stock
   Market Portfolio                                  34.9
Vanguard Total International Portfolio               10.1
----------------------------------------------------------
Total                                               100.0%

EQUITY INVESTMENT FOCUS
------------------------------
[GRAPH]

FIXED-INCOME INVESTMENT FOCUS
------------------------------
[GRAPH]

PORTFOLIO PROFILE
Growth Portfolio

This Profile provides a snapshot of the Portfolio's characteristics as of June 30, 1998, including its allocations to various asset classes and to underlying Vanguard portfolios. Key elements of this Profile are defined on page 11.

FINANCIAL ATTRIBUTES
--------------------------------------------------------
Yield                                               2.3%
Expense Ratio                                         0%
Average Weighted Expense Ratio                    0.24%*

*For underlying portfolios; annualized.

PORTFOLIO ASSET ALLOCATION
--------------------------------------------------------
Stocks                                               80%
Bonds                                                15%
Cash Reserves                                         5%

VOLATILITY MEASURES
-----------------------------------------------------
                                    GROWTH
                                 PORTFOLIO    S&P 500
-----------------------------------------------------
R-Squared                             0.96       1.00
Beta                                  0.77       1.00

PORTFOLIO ALLOCATION TO FUNDS
-------------------------------------------------------
Vanguard Asset Allocation Fund                   24.9%
Vanguard Bond Index Fund-
  Total Bond Market Portfolio                    10.0
Vanguard Index Trust-Total Stock
  Market Portfolio                               50.0
Vanguard Total International Portfolio           15.1
-------------------------------------------------------
Total                                            100.0%

EQUITY INVESTMENT FOCUS
---------------------------------
[GRAPH]

FIXED-INCOME INVESTMENT FOCUS
---------------------------------
[GRAPH]

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the portfolio's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets, you will find a table displaying the composition of the portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
                                                                                                                   VALUE*
INCOME PORTFOLIO                                                                                     SHARES         (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
-------------------------------------------------------------------------------------------------------------------------
STOCK FUND (5.0%)
Vanguard Index Trust-Total Stock Market Portfolio--Investor Shares                                  670,157     $  17,391
                                                                                                                ---------

BALANCED FUND (25.0%)
Vanguard Asset Allocation Fund                                                                    3,633,298        87,018
                                                                                                                ---------

BOND FUNDS (69.9%)
Vanguard Bond Index Fund-Total Bond Market Portfolio--Investor Shares                            17,074,062       173,643
Vanguard Fixed Income Securities Fund-Short-Term Corporate Portfolio--Investor Shares             6,400,921        69,258
                                                                                                                ---------
                                                                                                                  242,901
                                                                                                                ---------
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $317,769)                                                                                                347,310
--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE
                                                                                                     AMOUNT
                                                                                                      (000)
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   5.67%, 7/1/1998
   (COST $948)                                                                                         $948           948
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
   (COST $318,717)                                                                                                348,258
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
                                                                                                                   VALUE*
INCOME PORTFOLIO                                                                                                    (000)
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets                                                                                                   $    2,369
Liabilities                                                                                                        (3,199)
                                                                                                               -----------
                                                                                                                     (830)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 26,733,218 shares of beneficial interest
   (unlimited authorization--no par value)                                                                       $347,428
==========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $13.00
==========================================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
--------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                    $318,119        $11.90
Overdistributed Net Investment Income                                                                  (178)         (.01)
Overdistributed Net Realized Gains                                                                      (54)           --
Unrealized Appreciation--Note D                                                                      29,541          1.11
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $347,428        $13.00
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
                                                                                                                   VALUE*
CONSERVATIVE GROWTH PORTFOLIO                                                                       SHARES          (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS (25.0%)
Vanguard Index Trust-Total Stock Market Portfolio--Investor Shares                                9,074,958   $   235,495
Vanguard Total International Portfolio                                                            5,365,654        59,451
                                                                                                              ------------
                                                                                                                  294,946
                                                                                                              ------------
BALANCED FUND (24.8%)
Vanguard Asset Allocation Fund                                                                   12,280,542       294,119
                                                                                                              ------------

BOND FUNDS (50.0%)
Vanguard Bond Index Fund-Total Bond Market Portfolio--Investor Shares                            34,968,246       355,627
Vanguard Fixed Income Securities Fund-Short-Term Corporate Portfolio--Investor Shares            21,891,358       236,864
                                                                                                              ------------
                                                                                                                  592,491
                                                                                                              ------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (Cost $1,032,928)                                                                                            1,181,556
--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE
                                                                                                     AMOUNT
                                                                                                      (000)
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   5.67%, 7/1/1998
   (COST $1,163)                                                                                     $1,163         1,163
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (COST $1,034,091)                                                                                            1,182,719
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets                                                                                                      133,236
Liabilities                                                                                                      (131,654)
                                                                                                                ----------
                                                                                                                    1,582
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 82,437,403 shares of beneficial interest
   (unlimited authorization--no par value)                                                                     $1,184,301
==========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $14.37
==========================================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                     AMOUNT           PER
                                                                                                      (000)         SHARE
--------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                 $1,035,003        $12.57
 Undistributed Net Investment Income                                                                    271            --
 Undistributed Net Realized Gains                                                                       399            --
 Unrealized Appreciation--Note D                                                                    148,628          1.80
--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                      $1,184,301        $14.37
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
                                                                                                                   VALUE*
MODERATE GROWTH PORTFOLIO                                                                             SHARES        (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS (44.9%)
Vanguard Index Trust-Total Stock Market Portfolio--Investor Shares                               24,852,352  $    644,919
Vanguard Total International Portfolio                                                           16,760,867       185,710
                                                                                                             -------------
                                                                                                                  830,629
                                                                                                             -------------
BALANCED FUND (24.8%)
Vanguard Asset Allocation Fund                                                                   19,169,755       459,116
                                                                                                             -------------

BOND FUND (30.1%)
Vanguard Bond Index Fund-Total Bond Market Portfolio--Investor Shares                            54,627,776       555,564
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $1,509,925)                                                                                            1,845,309
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE
                                                                                                      AMOUNT
                                                                                                       (000)
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   6.67%, 7/1/1998
   (COST $1,923)                                                                                     $1,923         1,923
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (COST $1,511,848)                                                                                            1,847,232
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets                                                                                                       15,337
Liabilities                                                                                                       (13,057)
                                                                                                             -------------
                                                                                                                    2,280
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 113,401,757 shares of beneficial interest
   (unlimited authorization--no par value)                                                                     $1,849,512
==========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $16.31
==========================================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT          PER
                                                                                                       (000)        SHARE
--------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                  $1,512,715       $13.34
 Undistributed Net Investment Income                                                                     611          .01
 Undistributed Net Realized Gains                                                                        802          .01
 Unrealized Appreciation--Note D                                                                     335,384         2.95
--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $1,849,512       $16.31
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
                                                                                                                   VALUE*
GROWTH PORTFOLIO                                                                                      SHARES        (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS (65.0%)
Vanguard Index Trust-Total Stock Market Portfolio--Investor Shares                               31,306,036  $    812,392
Vanguard Total International Portfolio                                                           22,061,806       244,445
                                                                                                             -------------
                                                                                                                1,056,837
                                                                                                             -------------
BALANCED FUND (24.8%)
Vanguard Asset Allocation Fund                                                                   16,854,941       403,676
                                                                                                             -------------

BOND FUND (9.9%)
Vanguard Bond Index Fund-Total Bond Market Portfolio--Investor Shares                            15,911,361       161,819
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $1,270,582)                                                                                            1,622,332
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE
                                                                                                      AMOUNT
                                                                                                       (000)
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   5.67%, 7/1/1998
   (COST $1,159)                                                                                     $1,159         1,159
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
   (COST $1,271,741)                                                                                            1,623,491
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets                                                                                                        6,865
Liabilities                                                                                                        (3,306)
                                                                                                             -------------
                                                                                                                    3,559
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 89,933,880 shares of beneficial interest
   (unlimited authorization--no par value)                                                                     $1,627,050
==========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                          $18.09
==========================================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                     AMOUNT           PER
                                                                                                      (000)         SHARE
--------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                 $1,273,570        $14.16
 Undistributed Net Investment Income                                                                    585           .01
 Undistributed Net Realized Gains                                                                     1,145           .01
 Unrealized Appreciation--Note D                                                                    351,750          3.91
--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                      $1,627,050        $18.09
==========================================================================================================================

STATEMENT OF OPERATIONS

This Statement shows each portfolio's Income Distributions Received from the other Vanguard funds in which it invests. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

------------------------------------------------------------------------------------------------------------------------
                                                                       CONSERVATIVE           MODERATE
                                                          INCOME             GROWTH             GROWTH            GROWTH
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                      ------------------------------------------------------------------
                                                                        SIX MONTHS ENDED JUNE 30, 1998
                                                      ------------------------------------------------------------------
                                                           (000)              (000)              (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Income Distributions Received                      $  7,076           $ 17,555          $  21,902          $  11,285
    Interest                                                 15                 31                 45                 51
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                             7,091             17,586             21,947             11,336
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Capital Gain Distributions Received                      26                336              1,029              1,265
    Investment Securities Sold                               36                177                 17                 --
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                            62                513              1,046              1,265
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENT SECURITIES              12,253             62,458            150,095            160,033
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                    $ 19,406           $ 80,557          $ 173,088          $ 172,634
========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-------------------------------------------------------------------------------------------------------------------------
                                                                 INCOME                          CONSERVATIVE GROWTH
                                                                PORTFOLIO                             PORTFOLIO
                                                   ----------------------------------------------------------------------
                                                      SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                           ENDED              ENDED              ENDED             ENDED
                                                   JUN. 30, 1998      DEC. 31, 1997      JUN. 30, 1998     DEC. 31, 1997
                                                           (000)              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                            $    7,091          $  10,541       $     17,586          $  28,957
    Realized Net Gain                                        62              1,876                513             11,135
    Change in Unrealized Appreciation
        (Depreciation)                                   12,253             12,899             62,458             56,446
                                                   ----------------------------------------------------------------------
        Net Increase in Net Assets
            Resulting from Operations                    19,406             25,316             80,557             96,538
                                                   ----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                (7,321)           (10,467)           (17,470)           (28,823)
    Realized Capital Gain                                    --             (1,902)                --            (10,984)
                                                   ----------------------------------------------------------------------
        Total Distributions                              (7,321)           (12,369)           (17,470)           (39,807)
                                                   ----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                              130,276            130,219            410,011            382,488
    Issued in Lieu of Cash Distributions                  6,235             10,467             16,413             37,567
    Redeemed                                            (45,106)           (61,177)          (108,159)          (136,332)
                                                   ----------------------------------------------------------------------
        Net Increase from
            Capital Share Transactions                   91,405             79,509            318,265            283,723
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                      103,490             92,456            381,352            340,454
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                 243,938            151,482            802,949            462,495
                                                   ----------------------------------------------------------------------
    End of Period                                    $  347,428          $ 243,938       $  1,184,301          $ 802,949
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                               10,146             10,739             29,043             29,511
    Issued in Lieu of Cash Distributions                    483                859              1,151              2,855
    Redeemed                                             (3,517)            (5,091)            (7,696)           (10,535)
                                                   ----------------------------------------------------------------------
        Net Increase in Shares Outstanding                7,112              6,507             22,498             21,831
=========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                MODERATE                                GROWTH
                                                            GROWTH PORTFOLIO                           PORTFOLIO
                                                   ----------------------------------------------------------------------
                                                      SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                           ENDED              ENDED              ENDED             ENDED
                                                   JUN. 30, 1998      DEC. 31, 1997      JUN. 30, 1998     DEC. 31, 1997
                                                           (000)              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                          $     21,947       $     40,635       $     11,336       $     25,648
    Realized Net Gain                                     1,046             19,065              1,265             20,378
    Change in Unrealized Appreciation
        (Depreciation)                                  150,095            133,867            160,033            129,235
                                                   ----------------------------------------------------------------------
        Net Increase in Net Assets
            Resulting from Operations                   173,088            193,567            172,634            175,261
                                                   ----------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                               (21,174)           (40,797)           (10,688)           (25,360)
    Realized Capital Gain                                    (3)           (18,847)                (6)           (20,474)
                                                   ----------------------------------------------------------------------
        Total Distributions                             (21,177)           (59,644)           (10,694)           (45,834)
                                                   ----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                              472,294            535,843            384,864            516,946
    Issued in Lieu of Cash Distributions                 19,344             55,672             10,466             45,132
    Redeemed                                           (152,046)          (193,147)          (113,937)          (136,459)
                                                   ----------------------------------------------------------------------
        Net Increase from
            Capital Share Transactions                  339,592            398,368            281,393            425,619
-------------------------------------------------------------------------------------------------------------------------
    Total Increase                                      491,503            532,291            443,333            555,046
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                               1,358,009            825,718          1,183,717            628,671
                                                   ----------------------------------------------------------------------
    End of Period                                  $  1,849,512       $  1,358,009       $  1,627,050       $  1,183,717
=========================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                               30,175             37,852             22,116             33,989
    Issued in Lieu of Cash Distributions                  1,190              3,820                581              2,860
    Redeemed                                             (9,671)           (13,628)            (6,574)            (9,004)
                                                   ----------------------------------------------------------------------
        Net Increase in Shares Outstanding               21,694             28,044             16,123             27,845
=========================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each portfolio's investment results and distributions to shareholders on a per-share basis. The table also presents the portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the portfolio pays no direct expenses; its share of the expenses of the other funds in which it invests indirectly reduces the income received from them. The data in the table will help you assess: the variability of the portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the portfolio's total return; the extent to which the portfolio tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the portfolio for one year.

------------------------------------------------------------------------------------------------------------------------
                                                                                           INCOME PORTFOLIO
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED       --------------------------------    SEP. 30* TO
THROUGHOUT EACH PERIOD                               JUNE 30, 1998         1997         1996         1995  DEC. 31, 1994
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $12.43       $11.55       $11.54      $  9.88        $10.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                      .29          .63          .64          .49           .14
    Capital Gain Distributions Received                        .05          .15          .19          .09            --
    Net Realized and Unrealized Gain (Loss) on Investments     .53          .83          .03         1.66          (.12)
                                                            ------------------------------------------------------------
        Total from Investment Operations                       .87         1.61          .86         2.24           .02
                                                            ------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                      (.30)        (.63)        (.64)        (.49)         (.14)
    Distributions from Realized Capital Gains                   --         (.10)        (.21)        (.09)           --
                                                            ------------------------------------------------------------
        Total Distributions                                   (.30)        (.73)        (.85)        (.58)         (.14)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $13.00       $12.43       $11.55       $11.54       $  9.88
========================================================================================================================

TOTAL RETURN                                                 7.03%       14.23%        7.65%       22.99%         0.20%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                      $347         $244         $151         $121           $11
    Ratio of Expenses to Average Net Assets--Note B             0%           0%           0%           0%            0%
    Ratio of Net Investment Income to Average Net Assets   4.85%**        5.54%        5.66%        5.76%       7.31%**
    Portfolio Turnover Rate                                   3%**           6%          22%           4%            1%
------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.
**Annualized.

FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------------------
                                                                                     CONSERVATIVE GROWTH PORTFOLIO
                                                                               YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED       -------------------------------    SEP. 30* TO
THROUGHOUT EACH PERIOD                               JUNE 30, 1998         1997         1996       1995   DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $13.40       $12.14       $11.68     $   9.89       $10.03
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                      .25          .56          .53          .47          .14
    Capital Gain Distributions Received                        .12          .18          .20          .11          .01
    Net Realized and Unrealized Gain (Loss) on Investments     .85         1.27          .46         1.80         (.14)
                                                            -----------------------------------------------------------
        Total from Investment Operations                      1.22         2.01         1.19         2.38          .01
                                                            -----------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                      (.25)        (.56)        (.53)        (.47)        (.14)
    Distributions from Realized Capital Gains                   --         (.19)        (.20)        (.12)        (.01)
                                                            -----------------------------------------------------------
        Total Distributions                                   (.25)        (.75)        (.73)        (.59)        (.15)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $14.37       $13.40       $12.14       $11.68      $  9.89
=======================================================================================================================

TOTAL RETURN                                                 9.13%       16.81%       10.36%       24.35%        0.10%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                    $1,184         $803         $462         $219          $41
    Ratio of Expenses to Average Net Assets--Note B             0%           0%           0%           0%           0%
    Ratio of Net Investment Income to Average Net Assets   3.67%**        4.61%        4.86%        5.14%      7.07%**
    Portfolio Turnover Rate                                   1%**           1%           2%           1%           0%
-----------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.
**Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                                                       MODERATE GROWTH PORTFOLIO
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           SIX MONTHS ENDED      ---------------------------------    SEP. 30* TO
THROUGHOUT EACH PERIOD                               JUNE 30, 1998         1997         1996         1995  DEC. 31, 1994
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $14.81       $12.97       $12.11      $  9.86        $10.08
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                      .20         .490          .44          .36           .14
    Capital Gain Distributions Received                        .22         .236          .22          .13           .01
    Net Realized and Unrealized Gain (Loss) on Investments    1.27        1.819          .87         2.25          (.22)
                                                            ------------------------------------------------------------
        Total from Investment Operations                      1.69        2.545         1.53         2.74          (.07)
                                                            ------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                      (.19)       (.490)        (.44)        (.36)         (.14)
    Distributions from Realized Capital Gains                   --        (.215)        (.23)        (.13)         (.01)
                                                            ------------------------------------------------------------
        Total Distributions                                   (.19)       (.705)        (.67)        (.49)         (.15)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $16.31       $14.81       $12.97       $12.11       $  9.86
========================================================================================================================

TOTAL RETURN                                                11.42%       19.77%       12.71%       27.94%        -0.70%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                    $1,850       $1,358         $826         $235           $35
    Ratio of Expenses to Average Net Assets--Note B             0%           0%           0%           0%            0%
    Ratio of Net Investment Income to Average Net Assets   2.67%**        3.72%        3.98%        4.42%       7.10%**
    Portfolio Turnover Rate                                   1%**           2%           3%           1%            0%
------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.
**Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                                                           GROWTH PORTFOLIO
                                                                                  YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                            SIX MONTHS ENDED       --------------------------------   SEP. 30* TO
THROUGHOUT EACH PERIOD                                JUNE 30, 1998         1997         1996        1995  DEC. 31, 1994
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $16.04       $13.68       $12.36       $ 9.93        $10.10
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                      .13          .39          .34          .32           .13
    Capital Gain Distributions Received                        .30          .28          .24          .14           .02
    Net Realized and Unrealized Gain (Loss) on Investments    1.74         2.36         1.32         2.43          (.16)
                                                            ------------------------------------------------------------
        Total from Investment Operations                      2.17         3.03         1.90         2.89          (.01)
                                                            ------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                      (.12)        (.38)        (.35)        (.31)         (.14)
    Distributions from Realized Capital Gains                   --         (.29)        (.23)        (.15)         (.02)
                                                            ------------------------------------------------------------
        Total Distributions                                   (.12)        (.67)        (.58)        (.46)         (.16)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $18.09       $16.04       $13.68       $12.36       $  9.93
========================================================================================================================

TOTAL RETURN                                                13.53%       22.26%       15.41%       29.24%        -0.10%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                    $1,627       $1,184         $629         $217           $38
    Ratio of Expenses to Average Net Assets--Note B             0%           0%           0%           0%            0%
    Ratio of Net Investment Income to Average Net Assets   1.60%**        2.84%        3.18%        3.67%       7.06%**
    Portfolio Turnover Rate                                     0%           1%           0%           1%            1%
------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Portfolios comprises the Income, Conservative Growth, Moderate Growth, and Growth Portfolios of Vanguard STAR Fund. Each portfolio is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each portfolio follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The portfolios consistently follow such policies in preparing their financial statements.

        1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

        2. FEDERAL INCOME TAXES: Each portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

        3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

        4. REPURCHASE AGREEMENTS: Each portfolio, along with other members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

        5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the portfolios. The special service agreement provides that Vanguard will reimburse the portfolios' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the portfolios. Accordingly, all expenses incurred by the portfolios during the six months ended June 30, 1998, were reimbursed by Vanguard. The portfolios' Trustees and officers are also Directors and officers of Vanguard and the funds in which the portfolios invest.

C. During the six months ended June 30, 1998, purchases and sales of investment securities were:

--------------------------------------------------------------------------------
                                                              (000)
                                              ----------------------------------
PORTFOLIO                                        PURCHASES               SALES
--------------------------------------------------------------------------------
Income                                           $ 97,491                $4,835
Conservative Growth                               324,799                 6,559
Moderate Growth                                   346,069                 7,911
Growth                                            279,483                    --
--------------------------------------------------------------------------------

D. At June 30, 1998, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

----------------------------------------------------------------------------------------------
                                                               (000)
                                    ----------------------------------------------------------
                                                                                      NET
                                     APPRECIATED            DEPRECIATED            UNREALIZED
PORTFOLIO                            SECURITIES              SECURITIES           APPRECIATION
----------------------------------------------------------------------------------------------
Income                                  $ 29,541                 --                 $ 29,541
Conservative Growth                      148,628                 --                  148,628
Moderate Growth                          335,384                 --                  335,384
Growth                                   351,750                 --                  351,750
----------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DISTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MACKINNON
Managing Director, Fixed Income Group.

F. WILLIAM MCNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.


  "STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. FRANK RUSSELL COMPANY IS
    THE OWNER OF TRADEMARKS AND COPYRIGHTS RELATING TO THE RUSSELL INDEXES. "WILSHIRE 4500" AND "WILSHIRE 5000" ARE TRADEMARKS OF WILSHIRE ASSOCIATES.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
   Aggressive Growth Portfolio
   Capital Opportunity Portfolio
   Global Equity Portfolio
Index Trust
   500 Portfolio
   Extended Market Portfolio
   Growth Portfolio
   Mid Capitalization Stock
     Portfolio
   Small Capitalization Growth
     Stock Portfolio
   Small Capitalization Stock
     Portfolio
   Small Capitalization Value
     Stock Portfolio
   Total Stock Market Portfolio
   Value Portfolio
Institutional Index Fund
International Equity Index Fund
   Emerging Markets Portfolio
   European Portfolio
   Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
   Energy Portfolio
   Gold & Precious Metals
     Portfolio
   Health Care Portfolio
   REIT Index Portfolio
   Utilities Income Portfolio
Tax-Managed Fund
   Capital Appreciation
     Portfolio
   Growth and Income Portfolio
Total International Portfolio
Trustees' Equity Fund
   U.S. Portfolio
U.S. Growth Portfolio
Windsor Fund
Windsor II

MONEY MARKET FUNDS
Admiral Funds
   U.S. Treasury Money Market
     Portfolio
Money Market Reserves
   Federal Portfolio
   Prime Portfolio
Municipal Bond Fund
   Money Market Portfolio
State Tax-Free Funds
   (CA, NJ, NY, OH, PA)
Treasury Money Market Portfolio

BOND FUNDS
Admiral Funds
   Intermediate-Term U.S.
     Treasury Portfolio
   Long-Term U.S. Treasury
     Portfolio
   Short-Term U.S. Treasury
     Portfolio
Bond Index Fund
   Intermediate-Term Bond
     Portfolio
   Long-Term Bond Portfolio
   Short-Term Bond Portfolio
   Total Bond Market Portfolio
Fixed Income Securities Fund
   GNMA Portfolio
   High Yield Corporate Portfolio
   Intermediate-Term Corporate
     Portfolio
   Intermediate-Term U.S.
     Treasury Portfolio
   Long-Term Corporate
     Portfolio
   Long-Term U.S. Treasury
     Portfolio
   Short-Term Corporate
     Portfolio
   Short-Term Federal Portfolio
   Short-Term U.S. Treasury
     Portfolio
Municipal Bond Fund
   High-Yield Portfolio
   Insured Long-Term Portfolio
   Intermediate-Term Portfolio
   Limited-Term Portfolio
   Long-Term Portfolio
   Short-Term Portfolio
Preferred Stock Fund
State Tax-Free Funds
   (CA, FL, NJ, NY, OH, PA)

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Horizon Fund
   Global Asset Allocation
     Portfolio
LifeStrategy Portfolios
   Conservative Growth
     Portfolio
   Growth Portfolio
   Income Portfolio
   Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
   Balanced Portfolio
Wellesley Income Fund
Wellington Fund

Q882-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.



[THE VANGUARD GROUP LOGO]

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1-800-523-1036

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online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.